Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citi Affordable Depositor LLC (the “Depositor”)

Citigroup Global Markets Inc.

Citibank, N.A.

(collectively, the “Specified Parties”)

Re:	National Finance Authority Municipal Certificates, Series 2022-2 (the “Issuing Entity”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the National Finance Authority Municipal Certificates, Series 2022-2 securitization transaction (the “Transaction”) as of 31 August 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.

A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

d.

A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary official statement for the Transaction (the “Draft Preliminary Official Statement”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Official Statement and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Official Statement or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

31 August 2022

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of one (1) multifamily housing revenue bond (the “Bond”) and thirty three (33) loans (collectively with the Bond, the “Loans”), which financed forty one (41) multifamily affordable housing properties (the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Loans as of 1 September 2022 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Additionally, for any Loan(s) listed in the table below, the Depositor provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

NAP	NAP

Attachment A Page 2 of 7

1. (continued)

For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.

As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.

Subsequent to the procedures described in the Items above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Loans as of the Cut-Off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Mandatory Prepayment Date,

as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan (except for the Loan identified on the Final Data File as “Marveland Crescent” (the “Marveland Crescent Loan”), which is described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Loan Term (Original)” characteristic for the Marveland Crescent Loan, the Depositor instructed us to use the loan term, as shown on the amortization schedule Source Document. We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

Attachment A Page 3 of 7

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.

Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Permanent Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Original)” characteristic.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),

as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

Attachment A Page 4 of 7

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),

as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Permanent Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Mandatory Prepayment Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the “Mandatory Prepayment Date” (the “Maturity or Mandatory Prepayment Date Balance”) of each Loan (except for the Loan identified on the Final Data File as “Benning Heights Apartments” (the “Benning Heights Apartments Loan”), which is described in the succeeding paragraph(s) of this Item), assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Maturity or Mandatory Prepayment Date Balance” characteristic for the Benning Heights Apartments Loan, the Depositor instructed us to apply a principal prepayment of $52,177.53 relating to the “Payment Date” which occurred in November 2019, as shown on the amortization schedule Source Document. We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in this Item.

For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $2 or less and
b.

Recalculate the “Maturity or Mandatory Prepayment Date Balance” as the principal amount that is scheduled to be paid on the “Mandatory Prepayment Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Mandatory Prepayment Date” is applied to the principal balance of the corresponding Loan.

11.

Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Balance” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 7

12.	Using the:
a.	Gross Interest Rate and
b.	Fixed Expense Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Monthly Debt Service Amount (IO),
b.	Monthly Debt Service Amount (Amortizing),
c.	2019 NCF,
d.	2020 NCF,
e.	2021 NCF and
f.	Most Recent NCF,

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	2019 NCF DSCR,
ii.	2020 NCF DSCR,
iii.	2021 NCF DSCR,
iv.	Most Recent NCF IO DSCR and
v.	Most Recent NCF DSCR

of each Loan (except for the Loans identified on the Final Data File as “Nettleton Manor Apartments (Tranche A)” (the “Nettleton Manor Apartments (Tranche A) Loan”) and “Nettleton Manor Apartments (Tranche B)” (the “Nettleton Manor Apartments (Tranche B) Loan,” together with the Nettleton Manor Apartments (Tranche A) Loan, the ”Nettleton Manor Apartments Loans”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Nettleton Manor Apartments Loans, the Depositor instructed us to recalculate the characteristics listed in i. through v. above on an aggregate basis.

For the purpose of this procedure, we were instructed by the Depositor to round each characteristic listed in i. through v. above to two decimal places.

For any Balloon Loan (as defined herein), the Depositor instructed us to use “N/A” for the “Most Recent NCF IO DSCR” characteristic.

Attachment A Page 6 of 7

14.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Official Statement,

we recalculated the:

i.	Cut-Off Date LTV,
ii.	Maturity LTV and
iii.	Cut-Off Date Balance/Unit

of each Loan (except for the Nettleton Manor Apartments Loans, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round the characteristics listed in i. through ii. above to the nearest 1/10th of one percent.

For the Nettleton Manor Apartments Loans, the Depositor instructed us to recalculate the characteristics listed in i. through ii. above on an aggregate basis.

15.

Using the “Guaranty Entity Name,” as shown on the Final Data File, we identified those Loans that had at least one common “Guaranty Entity Name” (the “Related Borrower Loans”). We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Monthly Debt Service Amount (IO),
b.	Monthly Debt Service Amount (Amortizing) and
c.	Operating Deficit Reserve Balance,

as shown on the Final Data File, we recalculated the “Number of Months Debt Service Covered by the Operating Deficit Reserve” of each Loan (except for the Nettleton Manor Apartments Loans, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Nettleton Manor Apartments Loans, the Depositor instructed us to recalculate the “Number of Months Debt Service Covered by the Operating Deficit Reserve” on an aggregate basis.

Attachment A Page 7 of 7

17.	Using the:
a.	Cut-Off Date Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	Cut-Off Date,
f.	Gross Interest Rate,
g.	Amortization Term (Remaining),
h.	Monthly Debt Service Amount (IO) and
i.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and the additional instructions provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the “Projected First Monthly Payment to Trust” of each Loan, assuming a first payment date in trust date of “10/1/2022” (the “First Payment Date in Trust”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan or Partial IO Loan (as defined herein) which has an “Accrual Basis” of “30/360,” as shown on the Final Data File, and which will still be in its “IO Period” as of the First Payment Date in Trust (except for the Curtis Arms Apartments Loan (as defined herein), which is described in the succeeding paragraph(s) of this Item), the Depositor instructed us to recalculate the “Projected First Monthly Payment to Trust” as 1/12th of the product of:

a.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File, and
b.	The “Gross Interest Rate,” as shown on the Final Data File.

For any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “30/360,” as shown on the Final Data File, and which will no longer be in its “IO Period” as of the First Payment Date in Trust, the Depositor instructed us to use the “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, for the “Projected First Monthly Payment to Trust” characteristic.

For:

a.	The Curtis Arms Apartments Loan and
b.

Any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Final Data File, and which will still be in its “IO Period” as of the First Payment Date in Trust,

the Depositor instructed us to recalculate the “Projected First Monthly Payment to Trust” as the product of:

i.	The “Cut-Off Date Loan Amount,” as shown on the Final Data File,
ii.	The “Gross Interest Rate,” as shown on the Final Data File, and
iii.	30/360.

For any Balloon Loan, the Depositor instructed us to use the “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, for the “Projected First Monthly Payment to Trust” characteristic.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Certificate of Occupancy, Engineering Report, Property Condition Assessment, Site Inspection Report or Plan and Cost Review
Property City	Certificate of Occupancy, Construction Risk Review, Engineering Report, Property Condition Assessment, Site Inspection Report or Plan and Cost Review
County	Certificate of Occupancy, Construction Risk Review, Engineering Report, Property Condition Assessment, Site Inspection Report Appraisal Report, Plan and Cost Review or USPS Internet Site
Property State	Certificate of Occupancy, Construction Risk Review, Engineering Report, Property Condition Assessment, Site Inspection Report or Plan and Cost Review
Zip Code	Certificate of Occupancy, Construction Risk Review, Engineering Report, Property Condition Assessment, Site Inspection Report, Appraisal Report, Plan and Cost Review or USPS Internet Site
Property Type	Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Property Subtype	Appraisal Report, Engineering Report, Property Condition Assessment, Physical Needs Assessment or Site Inspection Report
Year Built	Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo or Conversion Review Memo
Year Renovated	Conversion Risk Review, Property Condition Assessment, Physical Needs Assessment, Conversion Credit Memo or Conversion Review Memo
Servicer Site Inspection Rating	Site Inspection Report
Servicer Site Inspection Date	Site Inspection Report

Exhibit 1 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report
Appraisal Valuation Date	Appraisal Report
Appraised Value Type	Appraisal Report
Appraisal Capitalization Rate	Appraisal Report
PML / SEL % (see Note 3)	Seismic Evaluation Report
Seismic Insurance In-Place (Y/N) (see Note 4)	Servicer Insurance Assessment
REAC Score	HUD REAC Physical Inspection Report

Multifamily Information:

Characteristic	Source Document(s)

Total Units (see Note 5)	Rent Roll or Appraisal Report
Unit of Measure	Rent Roll or Appraisal Report
Monthly Rent Per Unit (see Note 6)	Rent Roll
Occupancy As of Date	Rent Roll
Most Recent Occupancy % (see Note 7)	Rent Roll
2nd Most Recent Occupancy % (see Note 8)	Servicer Occupancy Report
2nd Most Recent Occupancy As of Date (see Note 8)	Servicer Occupancy Report
3rd Most Recent Occupancy % (see Note 8)	Servicer Occupancy Report
3rd Most Recent Occupancy As of Date (see Note 8)	Servicer Occupancy Report
4th Most Recent Occupancy % (see Note 8)	Servicer Occupancy Report
4th Most Recent Occupancy As of Date (see Note 8)	Servicer Occupancy Report
Tenant Paid Rent Discount to Market Rent (see Note 9)	Tenant to Market Rent Schedule
Low Income Units (see Note 10)	Regulatory Agreement or Tax Credit Application
Very Low Income Units (see Note 10)	Regulatory Agreement or Tax Credit Application

Exhibit 1 to Attachment A

Underwriting Information: (see Note 11)

Characteristic	Source Document(s)

2019 Financial End Date	Operating Statement Analysis Report
2019 EGI	Operating Statement Analysis Report
2019 Expenses	Operating Statement Analysis Report
2019 NOI	Operating Statement Analysis Report
2019 NCF	Operating Statement Analysis Report
2020 Financial End Date	Operating Statement Analysis Report
2020 EGI	Operating Statement Analysis Report
2020 Expenses	Operating Statement Analysis Report
2020 NOI	Operating Statement Analysis Report
2020 NCF	Operating Statement Analysis Report
2021 Financial End Date	Operating Statement Analysis Report
2021 EGI	Operating Statement Analysis Report
2021 Expenses	Operating Statement Analysis Report
2021 NOI	Operating Statement Analysis Report
2021 NCF	Operating Statement Analysis Report
Most Recent Financial End Date (see Note 12)	Interim Financial Analysis Report
Most Recent EGI (see Note 12)	Interim Financial Analysis Report
Most Recent Expenses (see Note 12)	Interim Financial Analysis Report
Most Recent NOI (see Note 12)	Interim Financial Analysis Report
Most Recent NCF (see Note 12)	Interim Financial Analysis Report

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrower Name	Borrower Loan Agreement, Multifamily Note or Lease Agreement
Guaranty Entity Name	Exceptions to Non-Recourse Guaranty
Limited Partner Tax Credit Investor	Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Limited Partner Equity Investment	Audited Financial Statement, Limited Partnership Agreement or Operating Agreement

Exhibit 1 to Attachment A

Loan Information:

Characteristic	Source Document(s)

Originator	Funding Loan Agreement, Multifamily Note or Lease Agreement
Loan Purpose (New Construction or Rehabilitation)	Conversion Credit Memo
Closing Date or Conversion Date	Notice of Conversion
Original Permanent Loan Amount (see Note 13)	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Cut-Off Date Loan Amount (see Note 14)	Servicer Balance Statement
Gross Interest Rate	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Loan Amortization Type	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Monthly Debt Service Amount (IO) (see Note 15)	Amortization Schedule, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion or Transaction Summary Memo
Monthly Debt Service Amount (Amortizing) (see Note 15)	Amortization Schedule, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Notice of Conversion or Transaction Summary Memo
First Payment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Payment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Maturity Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Mandatory Prepayment Date	Notice of Conversion, Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo, Amortization Schedule or Notice of Prepayment

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Accrual Basis (see Note 16)	Multifamily Note, Amendment or Allonge to Multifamily Note, Lease Agreement, Transaction Summary Memo or Amortization Schedule
Late Charge Grace Period	Multifamily Note or Lease Agreement
Prepayment Provision	Multifamily Note or Lease Agreement
Lockout Begin Date	Multifamily Note or Lease Agreement
Lockout End Date	Multifamily Note or Lease Agreement
Yield Maintenance Beg Date (see Note 17)	Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Yield Maintenance End Date (see Note 18)	Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Prepay Penalty Begin Date (see Note 17)	Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Open Period Begin Date (see Note 19)	Multifamily Note, Amendment or Allonge to Multifamily Note or Lease Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Lien Position	Title Policy
Ground Lease Maturity Date (Description or N/A)	Ground Lease Agreement or Lease Agreement
Additional Financing In Place (existing) (Yes/No)	Subordinate Financing Agreement or Intercreditor Agreement
Additional Financing Amount (existing)	Subordinate Financing Agreement or Intercreditor Agreement
Additional Financing Description (existing)	Subordinate Financing Agreement or Intercreditor Agreement
Number of Properties	Borrower Loan Agreement, Lease Agreement, Engineering Report or Property Condition Assessment
Security Type	Borrower Loan Agreement or Trust Indenture

Exhibit 1 to Attachment A

Reserve/Escrow Information: (see Note 14)

Characteristic	Source Document(s)

Tax Escrow (Initial)	Servicer Balance Statement
Tax Escrow (Monthly)	Servicer Balance Statement
Tax Escrow (Current Balance)	Servicer Balance Statement
Insurance Escrow (Initial)	Servicer Balance Statement
Insurance Escrow (Monthly)	Servicer Balance Statement
Insurance Escrow (Current Balance)	Servicer Balance Statement
Replacement Reserve (Initial)	Servicer Balance Statement
Replacement Reserve (Monthly)	Servicer Balance Statement
Replacement Reserve (Current Balance)	Servicer Balance Statement
Other Escrow (Initial)	Servicer Balance Statement
Other Escrow (Monthly)	Servicer Balance Statement
Other Escrow (Current Balance)	Servicer Balance Statement
Other Escrow Reserve Description	Servicer Balance Statement
Other Escrow 2 (Initial)	Servicer Balance Statement
Other Escrow 2 (Monthly)	Servicer Balance Statement
Other Escrow 2 (Current Balance)	Servicer Balance Statement
Other Escrow Reserve 2 Description	Servicer Balance Statement
Operating Deficit Reserve Balance	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Operating Deficit Reserve Balance As of Date	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Operating Deficit Reserve Type	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement
Additional Operating Deficit Funding Available (Y/N)	Servicer Balance Statement, Audited Financial Statement, Limited Partnership Agreement or Operating Agreement

Exhibit 1 to Attachment A

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Agreement, Land Use and Restriction Agreement, HAP Contract, HAP Agreement or Tax Credit Application
Description of Regulatory Agreement(s)	Regulatory Agreement, Land Use and Restriction Agreement, HAP Contract, HAP Agreement or Tax Credit Application
Number of LIHTC Units	Regulatory Agreement or Tax Credit Application
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, Land Use and Restriction Agreement, HAP Contract, HAP Agreement or Tax Credit Application
Governmental Lender	Funding Loan Agreement or Trust Indenture
Fiscal Agent/Trustee Name	Funding Loan Agreement or Trust Indenture
Annual Fiscal Agent/Trustee Fee ($)	Funding Loan Agreement, Trust Indenture or Schedule of Fees
Annual Fiscal Agent/Trustee Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Annual Fiscal Agent/Trustee Fee Payment Date	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
Annual Governmental Lender Fee (or Monitoring Fee, Issuer Fee, or other equivalent ongoing fee)	Funding Loan Agreement, Trust Indenture, Borrower Loan Agreement or Regulatory Agreement
First Year of Credits (see Note 1)	Form 8609

Exhibit 1 to Attachment A

Notes:

1.

For any Loan listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Loan	Characteristic	Provided Value

Residences at Crystal Lake	First Year of Credits	2017

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of any “Provided Value” information in Table A1 that was provided by the Depositor.

2.	For the purpose of comparing the “Street Address” characteristic, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

3.

For the purpose of comparing the “PML / SEL %” characteristic, the Depositor instructed us to perform procedures only for the Properties (if any) that contained a seismic evaluation report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic evaluation report Source Document in the related loan file, the Depositor instructed us to use “N/A” for the “PML / SEL %” characteristic.

4.

For the purpose of comparing the “Seismic Insurance In-Place (Y/N)” characteristic, the servicer insurance assessment Source Document is a Microsoft Excel file labelled “Copy of Insurance tape NFA 2022-7-20-22.xlsx” which was provided by the Depositor on 21 July 2022.

5.

For the purpose of comparing the “Total Units” characteristic, the Depositor instructed us to only include the residential units at the Property associated with each Loan, as shown in the rent roll or appraisal report Source Document(s).

6.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, the Depositor instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents plus subsidized rents for occupied units,

as shown in the rent roll Source Document, and to ignore differences of +/- $1 or less.

7.

For the purpose of comparing the “Most Recent Occupancy %” characteristic, the Depositor instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, as shown in the rent roll Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

8.

For the purpose of comparing the indicated characteristics, the servicer occupancy report Source Document is a Microsoft Excel file labelled “NFA 2022-2-Servicer Occupancy Report_2022.07.01.xlsx” which was provided by the Depositor on 6 July 2022.

9.

For the purpose of comparing the “Tenant Paid Rent Discount to Market Rent” characteristic, the tenant to market rent schedule Source Document is a Microsoft Excel file labelled “Tenant to market rent_8.2.2022.xlsx” which was provided by the Depositor on 2 August 2022.

10.

For the purpose of comparing the indicated characteristics, the Depositor instructed us to include units classified as restricted to tenants with incomes no greater than 80.0% of area median income as “Low Income Units” and to include units classified as restricted to tenants with incomes no greater than 50.0% of area median income as “Very Low Income Units,” all as shown on the regulatory agreement or tax credit application Source Document(s).

11.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences of +/- $1 or less.

12.

For the purpose of comparing the indicated characteristics, the interim financial analysis report Source Document is a Microsoft Excel file labelled “TTM 3.31.2022_7.7.2022.xlsx” which was provided by the Depositor on 7 July 2022.

13.

For the purpose of comparing the “Original Permanent Loan Amount” characteristic for the Loan identified on the Preliminary Data File as “Aspen Meadows Apartments,” the Depositor instructed us to use the amortized principal balance of “$14,852,526,” as shown on the amortization schedule Source Document, for the “Original Permanent Loan Amount” characteristic.

14.

For the purpose of comparing the “Cut-Off Date Loan Amount” characteristic, the servicer balance statement Source Document is a Microsoft Excel file labelled “NFA Series 2022-2_Servicer Balances Sept 2022.xlsx” which was provided by the Depositor on 12 August 2022.

Exhibit 1 to Attachment A

Notes: (continued)

15.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.

Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”) (except for the Loan identified on the Preliminary Data File as “Curtis Arms Apartments” (the “Curtis Arms Apartments Loan”), which is described in the succeeding paragraph(s) of this Note), and which has an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:

i.	The “Original Permanent Loan Amount,” as shown on the Preliminary Data File, and
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for:

a.	The Curtis Arms Apartments Loan and
b.	Any Interest Only Loan or Partial IO Loan which has an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File,

the Depositor instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product of:

i.	The “Original Permanent Loan Amount,” as shown on the Preliminary Data File,
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
iii.	365/360.

For any Interest Only Loan, the Depositor instructed us to use the “Monthly Debt Service Amount (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Loan for which the “Loan Amortization Type” is “Balloon” (each, a “Balloon Loan”), as shown on the Preliminary Data File, the Depositor instructed us to use “N/A” for the “Monthly Debt Service Amount (IO)” characteristic.

16.

For the purpose of comparing the “Accrual Basis” characteristic for the Curtis Arms Apartments Loan, the multifamily note Source Document indicates that prior to the payment date in November 2023 the loan accrues interest on an Actual/360 basis, and on and after the payment date in November 2023 the loan will accrue interest on a 30/360 basis. The Depositor instructed us to use “30/360” for the “Accrual Basis” characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

17.

For the purpose of comparing the indicated characteristics for any Loan for which the “Prepayment Provision” is “Greater of YM or 1%,” the Depositor instructed us to use the related “Closing Date or Conversion Date,” as shown on the Preliminary Data File, for the indicated characteristic.

18.	For certain Loans, the applicable Source Document(s) may contain the following language:

If the prepayment is made at any time after the date of this Note and before the end of the Prepayment Premium Period (the “Yield Maintenance Period End Date”)

For the purpose of comparing the “Yield Maintenance End Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to assume that the last day of the “Prepayment Premium Period” is the “Yield Maintenance End Date,” as described in the applicable Source Document(s).

19.	For certain Loans, the applicable Source Document(s) may contain the following language:

Notwithstanding the provisions of Paragraph 10 of this Note, no prepayment premium shall be payable with respect to any prepayment made on or after the Yield Maintenance Period End Date

For the purpose of comparing the “Open Period Begin Date” characteristic for any Loan which contains the language described above in the applicable Source Document(s), the Depositor instructed us to use the day following the “Yield Maintenance Period End Date” as the “Open Period Begin Date,” as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Loan No.
Berkadia Loan Number
Fixed Expense Rate
Engineering Escrow/Deferred Maintenance
Single Asset Entity (Y/N)
Crossed Loans (Y/N)
Forbearance, Loan Modification or other Debt Service Relief Requested (Y/N)
Citi Equity (Y/N)
Footnotes
Rounding Rate Methodology

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.